Revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) unit	Dec. 31, 2024 CAD ($)
Revenue From Contracts With Customers [Abstract]
Number of specialized business operating units | unit	5
Increase in deferred revenue	$ 137.8	$ 35.0
Deferred revenue	$ 442.8	$ 350.5
Percentage of gross revenue	1.00%	1.00%
Aggregate amount of estimated revenue related to performance obligations	$ 8,570.2	$ 7,823.9
Expected revenue recognition as contracts are completed (as percent)	71.00%	72.00%
Timing expected to recognize revenue as contracts are completed (in months)	18 months